Note 6 - Notes and Leases Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
6
 - NOTES AND LEASES PAYABLE

Notes payable at
June 30, 2018
and
December 31, 2017:

	June 30,	December 31,
	2018	2017

Note payable for equipment, payable $1,339 monthly, including interest (a)	$6,605	$13,073
Note payable to insurance companies, payable $5,045 - $17,959 monthly, (b) and (c)	59,810	199,061
	66.415	212,134
Less: Current Portion	(66,415)	(212,134)
Notes Payable, Long-Term Portion	$ - 0 -	$ - 0 -

(a)
On
October 31, 2014,
the Company purchased mining equipment for
$65,120
by paying deposit and issuing a note in the amount of
$57,900
with an interest rate of
5.2%.
The note is collateralized by the mining equipment with payments of
$1,339
for
48
months, which started on
November 30, 2014.

(b)	The Company signed a note payable with an insurance company dated October 17, 2016 for liability insurance, payable in monthly installments, including interest ranging from 2.6% - 4.15%
(c)	The Company signed a note payable with an insurance company dated October 17, 2017 for liability insurance, payable in monthly installments, including interest ranging from 3.1% - 5.78%

During the
three
months ended
June 30, 2018
and
2017,
the Company's interest payments totaled
$705
and
$1,216,
respectively. During the
six
months ended
June 30, 2018
and
2017,
the Company’s interest payments totaled
$6,206
and
$2,743,
respectively.

NOTE
7
- NOTES AND LEASES PAYABLE

Notes payable at
December 31, 2017
and
2016
consist of the following:

	December 31,
	2017		2016

Note payable for equipment, payable $1,339 monthly, including interest (a)		$13,073	$28,033
Note payable for mine site vehicle, payable $628 monthly (b)		- 0 -	5,655
Note payable to insurance companies, payable $5,045 - $17,959 monthly, (c) and (d)		199,061	213,534
		212,134	247,222
Less: Current Portion		(212,134)	(234,149)
Notes Payable, Long-Term Portion	$	- 0 -	$13,073

(a)
On
October 31, 2014,
the Company purchased mining equipment for
$65,120
by paying deposit and issuing a note in the amount of
$57,900
with an interest rate of
5.2%.
The note is collateralized by the mining equipment with payments of
$1,339
for
48
months, which started on
November 30, 2014.

(b)
On
September 20, 2012,
the Company purchased a vehicle for the mine site for
$37,701
by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of
$628
for
60
months, which started on
October 20, 2012.

(c)	The Company signed a note payable with an insurance company dated October 17, 2016 for liability insurance, payable in monthly installments, including interest ranging from 2.6% - 4.15%
(d)	The Company signed a note payable with an insurance company dated October 17, 2017 for liability insurance, payable in monthly installments, including interest ranging from 3.1% - 5.78%

During the
2017
and
2016,
the Company's interest payments totaled
$6,365
and
$4,956,
respectively.